Shareholders' equity (Tables)	12 Months Ended
Apr. 03, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Transactions Affecting Issued and Outstanding Share Capital
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
Purchase of subordinate voting shares	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Exercise of stock options	—	—	342,148	9.9	342,148	9.9
Settlement of RSUs	—	—	49,968	—	49,968	—
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7
Exercise of stock options	—	—	422,511	5.8	422,511	5.8
Settlement of RSUs	—	—	13,386	—	13,386	—
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6
Purchase of subordinate voting shares	—	—	(853,500)	(38.7)	(853,500)	(38.7)
Exercise of purchase price over average share capital amount	—	—	—	37.1	—	37.1
Exercise of stock options	—	—	742,134	3.7	742,134	3.7
Settlement of RSUs	—	—	3,550	—	3,550	—
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7